Investments - Schedule of Investments Accounted for Under Equity Securities Without Readily Determinable Fair Values (Detail) - CNY (¥)		Jun. 30, 2020	Dec. 31, 2019
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Equity securities without readily determinable fair values	[1]	¥ 226,918,000	¥ 175,694,000
Douyu [Member]
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Equity securities without readily determinable fair values		247,913,526	192,731,785
Douyu [Member] | Content Producers [Member]
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Equity securities without readily determinable fair values		188,811,526	123,629,785
Douyu [Member] | Technology And Software Companies [Member]
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Equity securities without readily determinable fair values		49,102,000	59,102,000
Douyu [Member] | Others [Member]
Schedule of Equity Investments Without Readily Determinable Fair Values [Line Items]
Equity securities without readily determinable fair values		¥ 10,000,000	¥ 10,000,000

[1]	During the six months ended June 30, 2020, the Company acquired equity interests of two privately-held entities with a total consideration of RMB49,065.